Risk Management - Disclosure of loans and advances at amortised cost by product (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5,532)	(6,252)
Loans and advances
Disclosure of financial assets [line items]
Loans and advances	346,273	342,747
Loans and advances | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	306,774	301,585
Loans and advances | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(938)	(919)
Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	37,153	39,692
Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,751)	(2,267)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	7,359	7,191
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,381)	(2,535)
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	57	0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	168,061	171,512
Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	168,248	172,095	£ 174,286
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(187)	(583)	(516)
Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	146,690	150,202	153,672
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(38)	(50)	(29)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	19,596	19,469	18,200
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(62)	(105)	(73)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,962	2,424	2,414
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(87)	(428)	(414)
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	34,779	34,221
Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	38,086	37,707	37,617
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,307)	(3,486)	(3,033)
Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	31,126	30,409	29,788
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(553)	(523)	(458)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	5,017	5,578	6,449
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,247)	(1,630)	(1,620)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,903	1,720	1,380
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,507)	(1,333)	(955)
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	40	0	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Retail other
Disclosure of financial assets [line items]
Loans and advances	13,808	9,952
Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	14,218	10,305	15,658
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(410)	(353)	(574)
Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	12,450	8,469	13,470
Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(138)	(59)	(100)
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,373	1,343	1,468
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(111)	(118)	(166)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	378	493	720
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(161)	(176)	(308)
Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	17	0	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Corporate loans
Disclosure of financial assets [line items]
Loans and advances	129,625	127,062
Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	130,791	128,361	131,281
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,166)	(1,299)	(1,427)
Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	116,508	112,505	111,891
Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(209)	(287)	(461)
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	11,167	13,302	16,818
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(331)	(414)	(424)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	3,116	2,554	2,572
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(626)	(598)	(542)
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	£ 0
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 346,273	£ 342,747
Coverage ratio	1.40%	1.60%
Financial assets at amortised cost | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 351,343	£ 348,468
Financial assets at amortised cost | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (5,070)	£ (5,721)
Coverage ratio	1.40%	1.60%
Financial assets at amortised cost | Loans and advances | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 305,836	£ 300,666
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Loans and advances | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 306,774	£ 301,585
Financial assets at amortised cost | Loans and advances | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (938)	£ (919)
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 35,402	£ 37,425
Coverage ratio	4.70%	5.70%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 37,153	£ 39,692
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (1,751)	£ (2,267)
Coverage ratio	4.70%	5.70%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 4,978	£ 4,656
Coverage ratio	32.40%	35.30%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 7,359	£ 7,191
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (2,381)	£ (2,535)
Coverage ratio	32.40%	35.30%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 57	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 57	£ 0
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 168,061	£ 171,512
Coverage ratio	0.10%	0.30%
Financial assets at amortised cost | Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 168,248	£ 172,095
Financial assets at amortised cost | Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(187)	(583)
Financial assets at amortised cost | Retail mortgages | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 146,652	£ 150,152
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 146,690	£ 150,202
Financial assets at amortised cost | Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(38)	(50)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 19,534	£ 19,364
Coverage ratio	0.30%	0.50%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 19,596	£ 19,469
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(62)	(105)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 1,875	£ 1,996
Coverage ratio	4.40%	17.70%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,962	£ 2,424
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(87)	(428)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 34,779	£ 34,221
Coverage ratio	8.70%	9.20%
Financial assets at amortised cost | Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 38,086	£ 37,707
Financial assets at amortised cost | Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,307)	(3,486)
Financial assets at amortised cost | Retail credit cards | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 30,573	£ 29,886
Coverage ratio	1.80%	1.70%
Financial assets at amortised cost | Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 31,126	£ 30,409
Financial assets at amortised cost | Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(553)	(523)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 3,770	£ 3,948
Coverage ratio	24.90%	29.20%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 5,017	£ 5,578
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,247)	(1,630)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 396	£ 387
Coverage ratio	79.20%	77.50%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,903	£ 1,720
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,507)	(1,333)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 40	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 40	£ 0
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 13,808	£ 9,952
Coverage ratio	2.90%	3.40%
Financial assets at amortised cost | Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 14,218	£ 10,305
Financial assets at amortised cost | Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(410)	(353)
Financial assets at amortised cost | Retail other | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 12,312	£ 8,410
Coverage ratio	1.10%	0.70%
Financial assets at amortised cost | Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 12,450	£ 8,469
Financial assets at amortised cost | Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(138)	(59)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,262	£ 1,225
Coverage ratio	8.10%	8.80%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,373	£ 1,343
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(111)	(118)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 217	£ 317
Coverage ratio	42.60%	35.70%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 378	£ 493
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(161)	(176)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 17	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 17	£ 0
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 129,625	£ 127,062
Coverage ratio	0.90%	1.00%
Financial assets at amortised cost | Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 130,791	£ 128,361
Financial assets at amortised cost | Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,166)	(1,299)
Financial assets at amortised cost | Corporate loans | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 116,299	£ 112,218
Coverage ratio	0.20%	0.30%
Financial assets at amortised cost | Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 116,508	£ 112,505
Financial assets at amortised cost | Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(209)	(287)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,836	£ 12,888
Coverage ratio	3.00%	3.10%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 11,167	£ 13,302
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(331)	(414)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 2,490	£ 1,956
Coverage ratio	20.10%	23.40%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,116	£ 2,554
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(626)	(598)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 31,737	£ 33,935
Coverage ratio	4.20%	5.10%
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 33,130	£ 35,746
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,393)	(1,811)
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 16,748	£ 16,761
Coverage ratio	0.30%	0.40%
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 16,790	£ 16,834
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(42)	(73)
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 3,476	£ 3,601
Coverage ratio	21.60%	25.90%
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,435	£ 4,858
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(959)	(1,257)
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 980	£ 1,012
Coverage ratio	7.20%	7.50%
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,056	£ 1,094
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(76)	(82)
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,533	£ 12,561
Coverage ratio	2.90%	3.10%
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 10,849	£ 12,960
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(316)	(399)
Not more than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 2,533	£ 2,456
Coverage ratio	5.90%	7.90%
Not more than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,692	£ 2,668
Not more than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(159)	(212)
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 2,021	£ 1,951
Coverage ratio	0.60%	1.00%
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,034	£ 1,971
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(13)	(20)
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 181	£ 226
Coverage ratio	40.30%	42.30%
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 303	£ 392
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(122)	(166)
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 194	£ 108
Coverage ratio	8.10%	14.30%
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 211	£ 126
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(17)	(18)
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 137	£ 171
Coverage ratio	4.90%	4.50%
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 144	£ 179
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(7)	(8)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,132	£ 1,034
Coverage ratio	15.00%	19.10%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,331	£ 1,278
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(199)	(244)
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 765	£ 652
Coverage ratio	0.90%	1.80%
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 772	£ 664
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(7)	(12)
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 113	£ 121
Coverage ratio	59.50%	63.10%
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 279	£ 328
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(166)	(207)
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 88	£ 105
Coverage ratio	17.00%	14.60%
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 106	£ 123
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(18)	(18)
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 166	£ 156
Coverage ratio	4.60%	4.30%
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 174	£ 163
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (8)	£ (7)